Commitments and Contingencies	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of March 31, 2026, the Group did not have any commitments other than the outstanding capital commitment of $6,000,000 disclosed in Note 12, and it has been fully paid as of the date of this report.

Contingencies

The Group is not currently a party to any material legal proceedings, investigations or claims. Management has assessed the Group’s exposure to loss contingencies in accordance with ASC 450, Contingencies, and concluded that there are no loss contingencies that are probable or reasonably possible of resulting in a material loss to the CFS.